Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Customer One [Member]
Concentration of credit risk, percentage	21.00%	14.00%
Customer Two [Member]
Concentration of credit risk, percentage	12.00%	12.00%